SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 26 -	SUBSEQUENT EVENTS

A.	On January 5, 2025, IMC Holdings entered into agreement with third party under which the rights (51%) in Telecana have been sold for total consideration of NIS 350 thousand (approximately $138).

B.
In February 2025, Telecana repaid a principal loan granted in previous year to IMC Holdings in total amount of NIS 70 thousand (approximately $28) out of NIS 100 thousand (approximately $39) to be paid.

C.
As noted in Note 14C above, on January 16, 2025, the IMC Holdings entered into a second amendment to an agreement with non-financial institution for extension of the maturity date of the loan amounted NIS 1,800 thousand (approximately $709) until May 16, 2025. As part of the extension, IMC Holdings agreed to pay an additional fee of NIS 150 thousand (approximately $59) and the non-financial institution is entitled to request the immediate repayment of EUR 35 thousand (approximately $52) at any time by submitting a written request.

D.
As Noted in Note 14F above, on January 30, 2025, Yarok Pharm entered into a first amendment to an agreement with non-financial institution under which it was agreed that principal amount of NIS 1,000 thousand (approximately $393) will be paid and the maturity date was extended until October 31, 2025.

E.
As noted in Note 14B above, on March 5, 2025, IMC Holdings entered into a fourth amendment to an agreement with non-financial institution for extension of the maturity date of the loan amounted to NIS 4,500 thousand (approximately $1,772) until June 30, 2025.

F.	On February 1, 2025, Bank Mizrahi has been extending the short-term loan granted to the Company on a weekly basis.

G.
On March 20, 2025, the Company and Bank Mizrahi signed an agreement under which it was agreed to refinance the short-term loan of NIS 5 million (approximately $1,950) received from the Bank Mizrahi under which it was agreed that (i) an outstanding principal loan amounted to NIS 4 million (approximately $1,560) will be extended as a loan with a six-month grace period, after which repayment will be made in 31 monthly installments commencing September 10, 2025. The principal loan will not require a personal guarantee, and will bear an interest at a rate of P+2.9% to be paid monthly, commencing April 20, 2025 and (ii) the remaining amount of NIS 1 million (approximately $390) will be extended as a credit line from March 19, 2025 to March 12, 2026.